Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reported income tax expense
Computed at statutory Federal tax rate													$ 665	$ 535	$ 338
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest													(58)	(61)	(39)
Disallowance of interest expense													5	5	4
Other, net													7	31	5
Total income tax expense	$ 93	$ 193	$ 99	$ 234	$ 133	$ 297	$ 35	$ 45	$ 18	$ 180	$ 29	$ 81	$ 619	$ 510	$ 308